Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment at beginning of period	€ 1,853	€ 1,981
Property, plant and equipment at end of period	1,790	1,853
Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	3,906	3,895
Translation differences	16	(171)
Additions	519	577
Acquisitions through business combinations		2
Disposals and retirements	(268)	(397)
Property, plant and equipment at end of period	4,173	3,906
Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(2,053)	(1,914)
Translation differences	(10)	88
Impairment charges	(40)	(25)
Disposals and retirements	211	339
Depreciation	(491)	(541)
Property, plant and equipment at end of period	(2,383)	(2,053)
Buildings and constructions
Property, plant and equipment
Property, plant and equipment at beginning of period	794	783
Property, plant and equipment at end of period	758	794
Buildings and constructions | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	1,065	999
Translation differences	8	(52)
Additions	65	115
Acquisitions through business combinations		1
Reclassification	31	42
Disposals and retirements	(25)	(40)
Property, plant and equipment at end of period	1,144	1,065
Buildings and constructions | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(271)	(216)
Translation differences	(5)	20
Impairment charges	(33)
Disposals and retirements	15	22
Depreciation	(92)	(97)
Property, plant and equipment at end of period	(386)	(271)
Machinery and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	881	1,008
Property, plant and equipment at end of period	850	881
Machinery and equipment | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	2,649	2,693
Translation differences	6	(105)
Additions	366	370
Acquisitions through business combinations		1
Reclassification	49	43
Disposals and retirements	(237)	(353)
Property, plant and equipment at end of period	2,833	2,649
Machinery and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(1,768)	(1,685)
Translation differences	(5)	67
Impairment charges	(7)	(25)
Disposals and retirements	194	315
Depreciation	(397)	(440)
Property, plant and equipment at end of period	(1,983)	(1,768)
Other property, plant and equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	92	101
Property, plant and equipment at end of period	91	92
Other property, plant and equipment | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	106	114
Translation differences	2	(9)
Additions		3
Disposals and retirements	(3)	(2)
Property, plant and equipment at end of period	105	106
Other property, plant and equipment | Accumulated depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(14)	(13)
Translation differences		1
Disposals and retirements	2	2
Depreciation	(2)	(4)
Property, plant and equipment at end of period	(14)	(14)
Assets under construction
Property, plant and equipment
Property, plant and equipment at beginning of period	86	89
Property, plant and equipment at end of period	91	86
Assets under construction | Gross Carrying Amount
Property, plant and equipment
Property, plant and equipment at beginning of period	86	89
Translation differences		(5)
Additions	88	89
Reclassification	(80)	(85)
Disposals and retirements	(3)	(2)
Property, plant and equipment at end of period	€ 91	€ 86